Short- and Long-Term Lease Liabilities - Balances of right-of-use assets and lease liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Current	$ 1,394,981	$ 22,496
Non-Current Right-of-Use Assets under Lease Agreements	6,720,103
Depreciation	7,146	2,583
Interest Expense (Included in Finance Cost)	39,031	2,759
Right-of-Use Vehicles under Lease Agreements
Lease liabilities
Current	31,558	$ 22,496
Right-of-Use Assets under Lease Agreements
Lease liabilities
Current	$ 1,363,423